General and administration (Tables)	12 Months Ended
Dec. 31, 2025
General and administration
Schedule of general and administrative expenses incurred
	December 31, 2025	December 31, 2024
	$	$
Corporate administration	1,153	1,224
Professional fees	614	416
Salaries and benefits	2,756	2,547
Director fees	167	147
Amortization	185	184

	4,875	4,518